INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
INVESTMENTS AND DERIVATIVES
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2023	2022

At fair value
Other investments	41	58
	41	58

At amortized cost
Security deposits and cash collateral	103	63
Bank deposits	3	—
Other investments	339	70
	445	133

Total investments and derivatives	486	191
Non-current	53	71
Current	433	120

Security deposits and cash collateral
Security deposits and cash collateral at amortized cost mainly consist of restricted bank deposits of US$39 (2022: US$49) and restricted cash of US$57 (2022: US$7) at our banking operations in Pakistan and our operating company in Ukraine, respectively.
Other Investments
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in Pakistan US$11 (2022: US$21) and Bangladesh US$30 (2022: US$37).
Other investments at amortized cost include a US$64 (2022: US$54) loan granted by VIP Kazakhstan Holdings to minority shareholder Crowell Investments Limited, US$150 (2022: Nil) sovereign bonds held by our operating company in Ukraine, US$72 (2022: Nil) deferred receivable from sale of Russia and US$26 (2022: Nil) short term lending at our banking operations in Pakistan.
DEBT AND DERIVATIVES
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2023	2022

At fair value
Derivatives not designated as hedges	1	—
	1	—

At amortized cost
Borrowing, of which	3,708	6,670
i) Principal amount outstanding	3,560	6,670
ii) Other Borrowings	148	—
Interest accrued	83	102
Discounts, unamortized fees, hedge basis adjustment	(6)	(8)
Bank loans and bonds	3,785	6,764

Lease liabilities	977	806
Other financial liabilities	393	610
	5,155	8,180

Total debt and derivatives	5,156	8,180
Non-current	3,464	5,336
Current	1,692	2,844

Other borrowings includes long-term capex accounts payables US$88 (2022: Nil), deferred consideration of US$72 (2022: Nil) related to the sale of Russian operations and its related foreign currency exchange gain of US$12 (2022: Nil).
Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2023	2022

VEON Holdings B.V.	Notes	None	USD	5.95%	2023	—	529
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	692	692
VEON Holdings B.V.	Notes	None	USD	7.25%	2023	—	700
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	363	363
VEON Holdings B.V.	Notes	None	USD	4.95%	2024	—	533
VEON Holdings B.V.	Notes	None	USD	4.00%	2025	556	1,000
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	102	284
VEON Holdings B.V.	Notes	None	RUB	6.50%	2025	37	143
VEON Holdings B.V.	Notes	None	RUB	8.13%	2026	15	284
VEON Holdings B.V.	Notes	None	USD	3.38%	2027	1,093	1,250
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2026	128	212
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	53	66
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	178	221
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2032	142	132
PJSC Kyivstar	Loan	None	UAH	10.15% to 11.00%	2023-2025	—	59
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	81	110
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	46	—
KaR-Tel	Loan	None	KZT	17.75% - 18.50%	2026	22	—
Unitel LLC	Loan	None	UZS	20%	2025	12	—

	Other bank loans and bonds					187	92

	Total bank loans and bonds					3,707	6,670
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2022	7,666	2,667	10,333

Cash flows
Proceeds from borrowings, net of fees paid	2,087	—	2,087
Repayment of debt	(1,479)	(140)	(1,619)
Interest paid	(419)	(70)	(489)

Non-cash movements
Interest and fee accruals	400	64	464
Lease additions, disposals, impairment and modifications	—	583	583
Held for sale	(10)	(2,134)	(2,144)
Foreign currency translation	(416)	(155)	(571)
Reclassification related to bank loans and bonds	(1,064)	—	(1,064)
Other non-cash movements	(1)	(9)	(10)

Balance as of December 31, 2022	6,764	806	7,570

Cash flows
Proceeds from borrowings, net of fees paid	194	—	194
Repayment of debt	(964)	(147)	(1,111)
Interest paid	(370)	(119)	(489)

Non-cash movements
Interest and fee accruals	355	112	467
Lease additions, disposals, impairment and modifications	171	430	601
Foreign currency translation	(276)	(77)	(353)
Reclassification related to bank loans and bonds *	(2,064)	—	(2,064)
Other non-cash movements	(25)	(28)	(53)

Balance as of December 31, 2023	3,785	977	4,762
*This primarily relates to the purchase of VEON group debt, refer to discussion below.
FINANCING ACTIVITIES 2023
VEON’s Scheme of arrangement
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes (the 5.95% notes due February 2023 and 7.25% notes due April 2023), the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings’ 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes would be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions had been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders were entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right was granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the 2023 Put Option. The aggregate put option premium paid was US$9. The 2023 Put Option was settled on April 26, 2023. The remaining October 2023 notes were repaid at maturity including an amendment fee of US$1. The notes maturing in December 2023 were called earlier and repaid on September 27, 2023, including an amendment fee of US$1. For further details, refer to further discussion in Note 16.
Purchase of VEON Group Debt

During the year ended December 31, 2023, VimpelCom independently purchased US$2,140 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. Upon such purchase by VimpelCom, these Notes were reclassified to intercompany debt with an equivalent reduction in gross debt for VEON Group. Out of these Notes, US$1,576 equivalent Notes were offset against the purchase price and any notes outstanding at closing were transferred to a wholly owned subsidiary of VEON Holdings B.V. and US$406 equivalent Notes were settled at maturity, while US$72 equivalent of VEON Holding B.V. Notes were held by VimpelCom as deferred consideration pending the receipt of an amended OFAC license. Upon receipt of the license, these remaining US$72 equivalent Notes were transferred to the wholly owned subsidiary of VEON Holdings B.V. to offset the remaining deferred purchase price for VimpelCom. This was completed early July 2024. As of December 31, 2023, US$1,005 of the notes transferred to Unitel LLC (wholly owned subsidiary) remained outstanding.
VEON US$1,250 multi-currency revolving credit facility agreement
On April 20, 2023, and May 30, 2023, the outstanding amounts under our RCF facility were rolled over until October 2023 for US$692 and November 2023 for US$363. These outstanding amounts were further rolled over until January 2024 for US$692 and February 2024 for US$363. We subsequently repaid and canceled our RCF facility in March 2024.
Ukraine prepayment
In 2023, Kyivstar fully prepaid all of its remaining external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).
Pakistan Mobile Communication Limited ("PMCL") syndicated credit facility
PMCL fully utilized the remaining PKR 10 billion (US$41) under its existing PKR 40 billion (US$164) facility through drawdowns in January and April 2023.
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized BDT 5 billion (US$45) out of new syndicated credit facility of BDT 8 billion (US$73) during November 2023. The tenor of the facility is five years.
KaR-Tel Limited Liability Partnership credit facility
KaR-Tel Limited Liability Partnership ("KaR-Tel") utilized KZT 9.8 billion (US$22) from the bilateral credit facility with ForteBank JSC during the period of September to December 2023. Through a deed of amendment signed in February 2024, the maturity of the facility was extended to November 2026 and facility amount enhanced to KZT 15 billion from KZT 10 billion.
Repayment of VEON Holdings 5.95% Senior Notes
On October 13, 2023 VEON Holdings repaid its outstanding 5.95% Senior Notes amounting to US$39 at their maturity date.
Early redemption of VEON Holdings 2023 and 2024 Notes
On September 13, 2023, VEON issued two redemption notices for the early repayment of VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024. On September 27, 2023 VEON redeemed US$243 senior notes held by external noteholders and on October 04, 2023 redeemed US$406 senior notes held by VimpelCom.
FINANCING ACTIVITIES 2022
VEON US$ bond repayment
In February 2022, VEON Holdings B.V. repaid its 7.50% Notes of US$417 originally maturing in March 2022.
VTB Bank loan

In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.

In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to VimpelCom. In March 2022, VEON Finance Ireland DAC prepaid its RUB 30 billion (US$259) term loan facility with VTB Bank in accordance with its terms, and the facility was canceled.

VEON US$1,250 multi-currency revolving credit facility agreement

In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 (the "RCF") was extended for one year until March 2025; two banks did not agree to extend as a result of which US$250 will mature at the original maturity in March 2024 and US$805 will mature in March 2025.

In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until the respective final maturities.

In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were canceled and the total RCF size reduced from US$1,250 to US$1,055. The drawn portion from Alfa Bank (US$43) was subsequently repaid in April 2022 and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022.
In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. The remaining US$82 was received in November. The RCF was fully drawn at year-end with US$1,055 outstanding. The outstanding amounts have been rolled-over until April, US$692, and May, US$363, 2023. Subject to the terms set out in the RCF, these amounts can be rolled until the respective final maturities.

PMCL syndicated credit facility

In March 2022, PMCL fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.

In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a 10 year maturity. The drawn amount under the facility is PKR 30 billion (US$156).

VEON Finance Ireland DAC Rub debt novation to VimpelCom

In April 2022, VEON Finance Ireland novated two bank loans, with Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) totaling RUB 90 billion (US$1,112), to VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC, and the former guarantor, VEON Holdings B.V., having been released from their obligations. VEON recorded the interest expense related to these loans prior to the novation in VEON Finance Ireland DAC which is included within continuing operations. Given that the novation of these loans predated and was independent of the sale of our Russian discontinued operations, VEON deemed it appropriate not to reclassify the interest on these loans prior to the novation date to discontinued operations.

Banglalink secures syndicated credit facility

In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five year maturity till April 2027. During May 2022, Banglalink utilized BDT 9 billion (US$103) of the syndicated loan which was partially used to fully repay its existing loan of BDT 3 billion (US$38).

In July, August and September 2022, Banglalink fully utilized the remaining BDT 3 billion (US$32) under its BDT syndicated loan facility.

Kyivstar prepays debt

In March, April, May and June 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa Bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH490 million (US$17)).
PMCL Bank Guarantee
In March 2022, PMCL issued a bank guarantee of US$30 in favor of Pakistan Telecommunication Authority related to late payment of Warid license fee.
FINANCING ACTIVITIES 2021
Acquisition of minority stake in PMCL
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in Pakistan Mobile Communications Limited ("PMCL"), its operating company in Pakistan, from the Dhabi Group for US$273. This transaction follows the Dhabi Group’s exercise of its put option in September 2020 and gives VEON 100% ownership of PMCL. The transaction is presented within 'Acquisition of non-controlling interest' within the Consolidated Statement of Cash Flows.
VEON entered into a US$1,250 multi-currency revolving credit facility agreement
In March 2021, VEON successfully entered into the RCF. The RCF replaced the revolving credit facility signed in February 2017. The RCF has an initial tenor of three years, with VEON having the right to request two-one year extensions, subject to lender consent.
PMCL enters into PKR 20 billion (US$131) loan facilities
In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with MCB Bank as agent and a PKR 5 billion (US$33) bilateral term loan facility with United Bank Limited. Both these floating rate facilities have a tenor of seven years.
VEON increases facility with Alfa Bank
In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396) bilateral term loan agreement with Alfa Bank and increased the total facility size to RUB 45 billion (US$594), by adding a new floating rate tranche of RUB 15 billion (US$198). The new tranche had a five years term. In April 2021, the proceeds from Alfa Bank’s new tranche of RUB15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
PMCL secures syndicated credit facility
In June 2021, PMCL secured a PKR 50 billion (US$320) syndicated credit facility from a banking consortium led by Habib Bank Limited. This ten years facility is used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.
Global Medium Term Note Program
In September 2021, VEON Holdings B.V. issued senior unsecured notes of RUB 20 billion (US$273), maturing in September 2026. The notes were issued under its existing Global Medium Term Note Program with a Program limit of US$6.5 billion, or the equivalent thereof in other currencies. The proceeds were used for early repayment of RUB 20 billion (US$273) of outstanding loans to Sberbank that were originally maturing in June 2023.
Loan agreement Alfa Bank
In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$612) Term Facilities Agreement with Alfa Bank which includes a RUB 30 billion (US$408) fixed rate tranche and a RUB 15 billion (US$204) floating rate tranche, both with a maturity date of December 2026. The facilities were guaranteed by VEON Holdings B.V. The proceeds from the Alfa Bank facilities have been used to finance intercompany loans to VimpelCom.
Loan agreement Sberbank
In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$611) Term Facility Agreement with Sberbank with a floating rate. The maturity date of the facility was December 2026, and it was guaranteed by VEON Holdings B.V. The proceeds from the Sberbank facility were used to finance an intercompany loan to VimpelCom.
Alfa Bank loans repayment
In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$611) of outstanding loans to Alfa Bank, comprising of a RUB 30 billion loan (US$407) originally maturing in March 2025 and a RUB 15 billion (US$204) loan originally maturing in March 2026.
Sberbank loans repayment
In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$612) of outstanding loans to Sberbank, comprising of a RUB 15 billion (US$204) loan originally maturing in June 2023 and a RUB 30 billion (US$408) loan originally maturing in June 2024.
FAIR VALUES
As of December 31, 2023, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this Note 16, with the exception of:

•'Bank loans and bonds, including interest accrued', for which the fair value is equal to US$3,333 (2022: US$5,847); and
•'Lease liabilities', for which fair value has not been determined.

As of December 31, 2023 and December 31, 2022, all of the Group's financial instruments carried at fair value in the statement of financial position were measured based on Level 2 inputs, except for the Contingent consideration, for which fair value is classified as Level 3.
All movements in Contingent consideration in the years ended December 31, 2023 and 2022 relate to changes in fair value, which are unrealized, and are recorded in “Other non-operating gain / (loss), net” within the consolidated income statement.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the years ended December 31, 2023 and 2022, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements with the exception in 2022 of our RUB denominated bonds for which quoted market prices were not available due to the ongoing war between Russia and Ukraine.
Impact of hedge accounting on equity
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2022	(8,933)
Foreign currency revaluation of the foreign operations	125
As of December 31, 2022	(8,808)
Transfer from OCI to income statement on disposal of subsidiary	3,384
Reclassification of net investment hedge	30
Other comprehensive (loss)	(596)
As of December 31, 2023	(5,990)
ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures when necessary and available. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur. There have been no derivatives in hedge accounting relationships during 2023.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 16.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.